Share-Based Compensation - Fair value assumptions - Amended 2015 Plan (Details) - Amended 2015 Plan	12 Months Ended
	Aug. 31, 2019 $ / shares	Aug. 31, 2018 $ / shares
Fair value assumptions
Suboptimal exercise factor		2.50
Minimum
Fair value assumptions
Risk-free interest rate	2.00%	2.80%
Expected volatility	51.40%	46.00%
Suboptimal exercise factor	2.20
Fair value per ordinary share	$ 0.19	$ 0.13
Maximum
Fair value assumptions
Risk-free interest rate	3.10%	4.00%
Expected volatility	56.60%	51.50%
Suboptimal exercise factor	2.80
Fair value per ordinary share	$ 0.23	$ 0.35